Average Annual Total Returns{- Fidelity Freedom Blend 2010 Fund} - 03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-05 - Fidelity Freedom Blend 2010 Fund	Fidelity Freedom Blend 2010 Fund- Class K6 Return Before Taxes Past 1 year	Fidelity Freedom Blend 2010 Fund- Class K6 Return Before Taxes Since Inception		Fidelity Freedom Blend 2010 Fund- Class K6 After Taxes on Distributions Past 1 year	Fidelity Freedom Blend 2010 Fund- Class K6 After Taxes on Distributions Since Inception		Fidelity Freedom Blend 2010 Fund- Class K6 After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom Blend 2010 Fund- Class K6 After Taxes on Distributions and Sales Since Inception		LB001 Past 1 year	LB001 Since Inception		F0201 Past 1 year	F0201 Since Inception
Total	5.29%	7.63%	[1]	3.39%	6.21%	[1]	3.73%	5.50%	[1]	(1.54%)	4.61%	[1]	5.40%	7.54%	[1]

[1]	(a)From August 31, 2018